CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Other Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Other Current Assets
Term deposits, current	$ 75.0
Prepaid other taxes	30.0	$ 1.8
Security and guarantee deposits for next 12 months	8.8	6.2
Deferred expenses	8.4	2.1
Restricted cash	6.8	0.6
Prepaid income tax	3.4	3.0
Funds receivable	1.6	1.5
Interest receivable	0.4	21.6
Other	12.4	0.8
Total other current assets	$ 146.8	$ 37.6